Related Party Transactions - Schedule of related party transactions (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Services and products provided to NetEase Group [Member] | Learning services provided to NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	¥ 7,360	¥ 5,826	¥ 2,913
Services and products provided to NetEase Group [Member] | Smart devices provided to NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	6,607	7,607	11,418
Services and products provided to NetEase Group [Member] | Online marketing services provided to NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	9,823	15,860	23,249
Services and products purchased from NetEase Group [Member] | Services purchased from NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	143,186	163,487	66,280
Services and products purchased from NetEase Group [Member] | Fixed assets and inventories purchased from NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	2,489	2,198	18,222
Loan related transactions [Member] | Interest expenses on loans from NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	31,644	31,215	30,232
Loan related transactions [Member] | Addition of Long Term Loans From Net Lease Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	257,522
Equity related transactions [Member] | Deemed contribution related to acquisition of businesses under common control [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			69,603
Equity related transactions [Member] | Deemed distribution to NetEase [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	4,171	2,060
Equity related transactions [Member] | Share-based compensation under NetEase Plan [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	¥ 1,043	2,682	¥ 4,356
Other transactions [Member] | Disposal of Youdao Cloudnote business to NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction		¥ 670